SHORT-TERM INVESTMENTS AND EQUITY METHOD INVESTMENT-CURRENT (Derivative Financial Instruments) (Details) (Not designated as hedging instruments, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Derivative financial instruments
Assets (Liability) Derivatives	$ 1,574	$ 1,294
Realized Gain (Losses)	(36,967)	254	1,297
Interest rate swaption-2013 batch [Member]
Derivative financial instruments
Assets (Liability) Derivatives		1,294
Realized Gain (Losses)	(1,302)	(705)
Interest rate swaption-2014 batch [Member]
Derivative financial instruments
Assets (Liability) Derivatives	1,937
Realized Gain (Losses)	(38,383)
Interest rate swap [Member]
Derivative financial instruments
Assets (Liability) Derivatives	(363)
Realized Gain (Losses)	(363)
Call [Member] | Short [Member]
Derivative financial instruments
Assets (Liability) Derivatives
Realized Gain (Losses)	10,919	959	1,297
Call [Member] | Long [Member]
Derivative financial instruments
Assets (Liability) Derivatives
Realized Gain (Losses)	(6,141)
Put [Member] | Short [Member]
Derivative financial instruments
Assets (Liability) Derivatives
Realized Gain (Losses)	$ (1,697)